Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	$80,955,803	$68,945,792
Less: allowances for credit losses	(1,928,486)	-
Total accounts receivable, net	79,027,317	68,945,792
Less: accounts receivable, net, related parties	(456,361)	-
Accounts receivable from third parties, net	$78,570,956	$68,945,792

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement is as follows:
	December 31, 2023	December 31, 2022
Beginning balance	$-	$-
Bad debt provision	1,933,661	-
Foreign exchange translation	(5,175)	-
Ending balance	$(1,928,486)	$-